Cash and cash equivalents and Marketable securities (Details 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fair value through profit or loss	$ 531	$ 926
Amortized cost - Bank Deposit Certificates and time deposits	4,269	4,249
Amortized cost - Others	45	53
Total	4,845	5,228
Current	4,263	2,819
Non-current	582	2,409
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Fair value through profit or loss	531	926
Amortized cost - Bank Deposit Certificates and time deposits	2,263	4,249
Amortized cost - Others	45	53
Total	2,839	5,228
Current	2,257	2,819
Non-current	582	2,409
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Fair value through profit or loss
Amortized cost - Bank Deposit Certificates and time deposits	2,006
Amortized cost - Others
Total	2,006
Current	2,006
Non-current